Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Summary of Movement of Carrying Value of Equity Investments Accounted Using Measurement Alternative

The following table summarizes the movement of the carrying value of the Group's equity investments accounted for using the measurement alternative for the year ended December 31, 2022, 2023 and 2024:

	As of December 31,
	2022	2023	2024
	(RMB in thousands)
Long-term investment at the beginning of the year	212,700	212,700	120,384
Addition	—	—	31,139
Impairment	—	(92,316)	—
Long-term investment at the end of the year	212,700	120,384	151,523